EQUITY (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended					12 Months Ended
	May 31, 2011 USD ($)	Apr. 30, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2010 Magic Option Plan [Member] USD ($)
Ordinary shares, par value (in dollars per share)						1	1
Treasury stock, shares						568,620	568,620
Dividends, Common Stock, Cash	$ 10,000	$ 20,000
Stock Issued During Period, Shares, New Issues								3,287,616
Stock Issued During Period New Issues Value Per Share								$ 6.5
Class of Warrant or Right, Outstanding					1,134,231
Warrants Exercise Price					$ 8.26
Issuance in a subsidiary to non-controlling interest			$ 0	$ 0	$ (20,290)